UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2005
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    July 29, 2005

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $433,292,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    11042   400654 SH       SOLE                   400654
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     8275   138813 SH       SOLE                   138813
ARDEN RLTY INC                 COM              039793104     2090    58093 SH       SOLE                    58093
BRASCAN CORP                   CL A LTD VT SH   10549P606     2872    75253 SH       SOLE                    75253
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      153       55 SH       SOLE                       55
BROADWING CORP                 COM              11161E101     3725   806180 SH       SOLE                   806180
CITIGROUP INC                  COM              172967101     8105   175326 SH       SOLE                   175326
CROWN HOLDINGS INC             COM              228368106     6373   447883 SH       SOLE                   447883
CENTRAL EUROPE AND RUSSIA FD   COM              153436100     1023    33310 SH       SOLE                    33310
CRESCENT REAL ESTATE EQUITIE   COM              225756105     6745   359743 SH       SOLE                   359743
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%   225756204     2503   117480 SH       SOLE                   117480
US LEC CORP                    CL A             90331S109     503    207927 SH       SOLE                   207927
CITIGROUP GLOBAL MKTS HLDG I   NOTE 7.000%9/5   173073818     1883   183025 SH       SOLE                   183025
COMCAST CORP NEW               Cl A             20030N101     4327   141086 SH       SOLE                   141086
COMCAST CORP NEW               CL A SPL         20030N200     3674   122668 SH       SOLE                   122668
CRIIMI MAE INC                 COM NEW          226603504    25503  1167165 SH       SOLE                  1167165
CRIIMI MAE INC                 PFD B CONV $25   226603207       26     1000 SH       SOLE                     1000
CNA FINL CORP                  COM              126117100    10946   385146 SH       SOLE                   385146
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    11319   815470 SH       SOLE                   815470
DOBSON COMMUNICATIONS CORP     CL A             256069105     4328  1015928 SH       SOLE                  1015928
DUKE ENERGY CORP               COM              264399106     8033   270205 SH       SOLE                   270205
EQUITY OFFICE PROPERTIES TRU   COM              294741103     4385   132483 SH       SOLE                   132483
FIRST DATA CORP                COM              319963104     3716    92571 SH       SOLE                    92571
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    11711    70551 SH       SOLE                    70551
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     5008    84061 SH       SOLE                    84061
FRANKLIN UNVL TR               SH BEN INT       355145103     5034   815840 SH       SOLE                   815840
GENERAL GROWTH PPTYS INC       COM              370021107     4527   110176 SH       SOLE                   110176
TEMPLETON GLOBAL INCOME FD     COM              880198106      431    48567 SH       SOLE                    48567
GATEWAY INC                    COM              367626108     2383   722015 SH       SOLE                   722015
GENESEE & WYO INC              CL A             371559105     1252    46021 SH       SOLE                    46021
MORGAN STANLEY                 INSD CA MUN      61745P825     3092   218525 SH       SOLE                   218525
PERUSAHAAN PERS INDO SATELLI   SPONSORED ADR    715680104      828    29000 SH       SOLE                    29000
LIBERTY MEDIA CORP NEW         COM SER A        530718105    17602  1727349 SH       SOLE                  1727349
LIBERTY MEDIA INTL INC         COM SER A        530719103    11729   251633 SH       SOLE                   251633
LOEWS CORP                     COM              540424108    10505   135547 SH       SOLE                   135547
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110     2594   141306 SH       SOLE                   141306
MTR GAMING GROUP INC           COM              553769100     3652   313786 SH       SOLE                   313786
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     7262   210008 SH       SOLE                   210008
METROMEDIA INTL GROUP INC      PFD CONV %       591695200    22796   814135 SH       SOLE                   814135
NASH FINCH CO                  COM              631158102     7770   211489 SH       SOLE                   211489
NATL EQUIP SVCS INC NEW        COM              640820106     4523   476055 SH       SOLE                   476055
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     3401   251000 SH       SOLE                   251000
OWENS ILL INC                  COM NEW          690768403     7516   300038 SH       SOLE                   300038
OWENS ILL INC                  PFD CONV $.01    690768502     1769    43652 SH       SOLE                    43652
PUTNAM MASTER INTER INCOME T   SHR BEN INT      746909100     4946   764520 SH       SOLE                   764520
PARK OHIO HLDGS CORP           COM              700666100     8711   518825 SH       SOLE                   518825
PORTUGAL TELECOM SGPS S A      SPONSORED ADR    737273102     3909   408860 SH       SOLE                   408860
Q E P INC                      COM              74727K102     2192   185919 SH       SOLE                   185919
RCN CORP                       COM              749361200     7904   342301 SH       SOLE                   342301
SEA CONTAINERS LTD             CL A             811371707     7635   478077 SH       SOLE                   478077
SK TELECOM LTD                 SPONSORED ADR    78440P108     6902   338336 SH       SOLE                   338336
ST PAUL TRAVELERS INC          EQUITY UNIT      792860306     2488    36005 SH       SOLE                    36005
ST PAUL TRAVELERS INC          COM              792860108    11378   287843 SH       SOLE                   287843
SOUTHERN UN CO NEW             COM              844030106     5095   207536 SH       SOLE                   207536
SAFEWAY INC                    COM NEW          786514208    12050   533406 SH       SOLE                   533406
TESORO CORP                    COM              881609101     5098   109595 SH       SOLE                   109595
VALERO ENERGY CORP NEW         COM              91913Y100    12662   160058 SH       SOLE                   160058
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100    13527   556195 SH       SOLE                   556195
WHX CORP                       PFD CV SER A     929248201      406   238700 SH       SOLE                   238700
WHX CORP                       PFD CV SER B     929248300      438   265550 SH       SOLE                   265550
WILLIAMS COS INC DEL           COM              969457100     9273   488068 SH       SOLE                   488068
WESTERN WIRELESS CORP          CL A             95988E204    11747   277712 SH       SOLE                   277712
AMGEN INC                      NOTE    3/0      031162AL4     8910 12330000 SH       SOLE                 12330000
GATEWAY INC                    NOTE    1/2      367626AD0     5147  7000000 SH       SOLE                  7000000
LSI LOGIC CORP                 NOTE 4.000% 5/1  502161AJ1    11071 11119000 SH       SOLE                 11119000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7      493   929000 SH       SOLE                   929000
MEDIACOM COMMUNICATIONS CORP   NOTE 5.250% 7/0  58446KAA3     7193  7250000 SH       SOLE                  7250000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3     7183 11105000 SH       SOLE                 11105000